Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Parenthetical) (Detail) (Unsecured short-term loans from financial institutions)	Mar. 31, 2014	Mar. 31, 2013
Japanese Yen Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	0.50%
Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	1.30%	1.20%